FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03193
                                   ----------

                         Franklin Tax-Exempt Money Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/09
                          --------


Item 1. Schedule of Investments.



Franklin Tax-Exempt Money Fund

Statement of Investments, October 31, 2009 (unaudited)

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT          VALUE
                                                                                                   ------------   -------------
    Investments 100.7%
    Municipal Bonds 100.7%
    CALIFORNIA 8.2%
(a) California Educational Facilities Authority Revenue, Chapman University,
       Refunding, Series A, Daily VRDN and Put, 0.18%, 10/01/36                                    $  1,240,000   $   1,240,000
(a) California State Department of Water Resources Power Supply Revenue,
       Series B, Sub Series B-3, Daily VRDN and Put, 0.17%, 5/01/22                                     800,000         800,000
       Series B-2, Daily VRDN and Put, 0.18%, 5/01/22                                                   200,000         200,000
       Series C, Sub Series C-12, Weekly VRDN and Put, 0.19%, 5/01/22                                 2,900,000       2,900,000
(a) California State GO, Series B-1, Weekly VRDN and Put, 0.20%, 5/01/33                              1,900,000       1,900,000
(a) California Statewide CDA Revenue,
       John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.21%, 8/15/27                        140,000         140,000
       Los Angeles County Museum Art Project, Refunding, Series D, Daily VRDN and Put,
       0.17%, 12/01/34                                                                                3,000,000       3,000,000
(a) Irvine 1915 Act Special Assessment, Limited Obligation,
       AD No. 94-13, Daily VRDN and Put, 0.16%, 9/02/22                                                 800,000         800,000
       AD No. 94-15, Refunding, Daily VRDN and Put, 0.16%, 9/02/20                                      900,000         900,000
(a) Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series B-3, Daily VRDN and Put, 0.15%, 7/01/35                                      2,200,000       2,200,000
       Series C, Weekly VRDN and Put, 0.18%, 7/01/28                                                  2,000,000       2,000,000
(a) Southern California Public Power Authority Power Project Revenue, Mead-Phoenix
       Project, Refunding, Series A, Daily VRDN and Put, 0.17%, 7/01/20                                 100,000         100,000
                                                                                                                  -------------
                                                                                                                     16,180,000
                                                                                                                  -------------
    COLORADO 10.7%
(a) Colorado Educational and Cultural Facilities Authority Revenue,
       Clyford Still Museum Project, Weekly VRDN and Put, 0.22%, 12/01/38                             2,000,000       2,000,000
       National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.25%,
       9/01/35                                                                                        3,300,000       3,300,000
       National Jewish Federation Bond Program, Refunding, Series B-2, Daily VRDN and Put, 0.25%,
       12/01/34                                                                                         100,000         100,000
       National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.25%, 2/01/34        2,265,000       2,265,000
       National Jewish Federation Bond Program, Series A-5, Daily VRDN and Put, 0.25%, 4/01/34          100,000         100,000
       National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put, 0.25%, 2/01/38       1,445,000       1,445,000
       National Jewish Federation Bond Program, Series C-4, Daily VRDN and Put, 0.25%, 6/01/37          500,000         500,000
       National Jewish Federation Bond Program, Series D-3, Daily VRDN and Put, 0.25%, 12/01/37       1,800,000       1,800,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly VRDN
       and Put, 0.20%, 1/01/33                                                                        1,800,000       1,800,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, Weekly VRDN and Put, 0.20%, 10/15/16                                  2,000,000       2,000,000
       St. Moritz, Refunding, Series H, Weekly VRDN and Put, 0.20%, 10/15/16                          5,915,000       5,915,000
                                                                                                                  -------------
                                                                                                                     21,225,000
                                                                                                                  -------------
    CONNECTICUT 3.5%
(a) Connecticut State Health and Educational Facilities Authority
      Revenue, Yale University,
      Series V-1, Daily VRDN and Put, 0.15%, 7/01/36                                                  3,700,000       3,700,000
      Series V-2, Daily VRDN and Put, 0.13%, 7/01/36                                                  1,600,000       1,600,000
      Series Y-3, Daily VRDN and Put, 0.15%, 7/01/35                                                  1,625,000       1,625,000
                                                                                                                  -------------
                                                                                                                      6,925,000
                                                                                                                  -------------
    FLORIDA 0.9%
(a) Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
    Series A, Daily VRDN and Put, 0.20%, 4/01/38                                                      1,800,000       1,800,000
                                                                                                                  -------------
    GEORGIA 2.5%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Weekly VRDN and
    Put, 0.26%, 3/01/24                                                                               3,840,000       3,840,000

       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Tax-Exempt Money Fund

(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, Weekly VRDN and
       Put, 0.25%, 6/15/25                                                                         $  1,200,000   $   1,200,000
                                                                                                                  -------------
                                                                                                                      5,040,000
                                                                                                                  -------------
    IDAHO 2.6%
    Idaho State GO, TRAN, 2.50%, 6/30/10                                                              5,000,000       5,069,023
                                                                                                                  -------------
    ILLINOIS 3.1%
(a) Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, Series C,
       Weekly VRDN and Put, 0.30%, 8/01/15                                                            6,050,000       6,050,000
                                                                                                                  -------------
    IOWA 2.6%
    Iowa Finance Authority Revenue, Senior RAN, Iowa School Cash Anticipation Program,
       Series A, 2.50%, 6/23/10                                                                       5,000,000       5,062,142
                                                                                                                  -------------
    KENTUCKY 0.2%
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.20%, 9/01/34                           410,000         410,000
                                                                                                                  -------------
    MARYLAND 1.3%
(a) Frederick MFHR, Brookside Apartments, Refunding, Weekly VRDN and Put, 0.18%,
       11/01/20                                                                                       2,525,000       2,525,000
                                                                                                                  -------------
    MASSACHUSETTS 3.6%
(a) Massachusetts State Health and Educational Facilities Authority Revenue, Harvard
       University, Refunding, Series R, Daily VRDN and Put, 0.13%, 11/01/49                           7,110,000       7,110,000
                                                                                                                  -------------
    MICHIGAN 1.1%
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly VRDN and
       Put, 0.20%, 2/15/26                                                                            2,200,000       2,200,000
                                                                                                                  -------------
    MINNESOTA 1.9%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put,
       0.17%, 9/01/24                                                                                 1,955,000       1,955,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put,
       0.17%, 11/01/31                                                                                1,015,000       1,015,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.17%,                      145,000         145,000
       11/01/31
(a) Minneapolis Revenue, Guthrie Theater Project, Series A, Weekly VRDN and Put,
       0.17%, 10/01/23                                                                                  700,000         700,000
                                                                                                                  -------------
                                                                                                                      3,815,000
                                                                                                                  -------------
    MISSOURI 4.9%
(a) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue, St. Louis University, Series A, Daily VRDN and Put, 0.18%, 10/01/16                   4,700,000       4,700,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities
       Revenue, Sister Mercy Health, Series D, Weekly VRDN and Put, 0.19%, 6/01/39                    5,000,000       5,000,000
                                                                                                                  -------------
                                                                                                                      9,700,000
                                                                                                                  -------------
    NEW JERSEY 1.0%
(a) New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,
       Series D, Weekly VRDN and Put, 0.20%, 7/01/43                                                  2,000,000       2,000,000
                                                                                                                  -------------
    NEW YORK 26.9%
(a) Albany IDA Civic Facility Revenue, St. Rose, Refunding, Series A, NATL Insured,
       Daily VRDN and Put, 0.18%, 7/01/37                                                               300,000         300,000
    Ithaca City GO, BAN, Series A, 3.25%, 1/15/10                                                     1,400,000       1,402,103
(a) MTA Revenue, Transportation,
       Refunding, Series G-1, Weekly VRDN and Put, 0.17%, 11/01/26                                    4,500,000       4,500,000
       Series G, Sub Series G-2, Daily VRDN and Put, 0.26%, 11/01/26                                  1,900,000       1,900,000
(a) New York City GO,
       Series A, Sub Series A-3, Weekly VRDN and Put, 0.20%, 8/01/31                                  1,400,000       1,400,000
       Series A, Sub Series A-6, Weekly VRDN and Put, 0.20%, 8/01/19                                  3,300,000       3,300,000
       Series I, Sub Series I-5, Daily VRDN and Put, 0.21%, 4/01/36                                   1,400,000       1,400,000
(a) New York City HDC,
       MF Rental Housing Revenue, One Columbus Place
       Development, Series A, FNMA Insured, Weekly VRDN and Put, 0.23%, 11/15/28                      1,000,000       1,000,000
       MFMR, 245 East 124th Street, Weekly VRDN and Put, 0.17%, 11/01/46                              2,500,000       2,500,000
(a) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put,
       0.21%, 11/01/39                                                                                5,200,000       5,200,000

Franklin Tax-Exempt Money Fund

(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Second General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and Put,
       0.20%, 6/15/38                                                                              $  4,000,000   $   4,000,000
(a) New York City Trust for Cultural Resources Revenue, Lincoln Center for the
       Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.20%, 11/01/38                         3,000,000       3,000,000
(a) New York Liberty Development Corp. Revenue, 377 Greenwich LLC, Weekly VRDN and
       Put, 0.18%, 12/01/39                                                                           2,000,000       2,000,000
(a) New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Columbia University, Series A,
       Weekly VRDN and Put, 0.20%, 9/01/39                                                            5,000,000       5,000,000
       State Supported Debt, City University of New York, Consolidated 5th, Refunding,
       Series D, Weekly VRDN and Put, 0.18%, 7/01/31                                                  4,000,000       4,000,000
       State Supported Debt, New York Library, Series A, Weekly VRDN and Put, 0.20%, 7/01/28          2,800,000       2,800,000
(a) New York State Energy Research and Development Authority PCR, New York State
       Electric and Gas Corp. Project, Refunding, Series D-2, Weekly VRDN and Put, 0.18%,
       10/01/29                                                                                       3,000,000       3,000,000
(a) New York State HFAR, Housing, College Arms, Series A, Weekly VRDN and Put, 0.18%,
       5/01/48                                                                                        3,795,000       3,795,000
(a) New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN
       and Put, 0.18%, 4/01/25                                                                        2,700,000       2,700,000
                                                                                                                  -------------
                                                                                                                     53,197,103
                                                                                                                  -------------
    NORTH CAROLINA 5.0%
(a) New Hanover County Hospital Revenue, New Hanover Regional Medical Center, Series A,
       Weekly VRDN and Put, 0.30%, 10/01/38                                                           4,900,000       4,900,000
(a) North Carolina State GO, Public Improvement,
       Series D, Weekly VRDN and Put, 0.26%, 5/01/21                                                  4,135,000       4,135,000
       Series G, Weekly VRDN and Put, 0.18%, 5/01/21                                                    900,000         900,000
                                                                                                                  -------------
                                                                                                                      9,935,000
                                                                                                                  -------------
    OHIO 4.5%
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie, 89th Garage Project,
       Refunding, Weekly VRDN and Put, 0.20%, 1/01/37                                                 5,755,000       5,755,000
(a) Ohio State Higher Educational Facility Revenue, Case Western Reserve, Refunding,
       Series B-1, Daily VRDN and Put, 0.29%, 12/01/44                                                1,400,000       1,400,000
(a) University of Toledo General Receipts Bonds Revenue, Various, Refunding, Series B, Daily
       VRDN and Put, 0.20%, 6/01/32                                                                   1,700,000       1,700,000
                                                                                                                  -------------
                                                                                                                      8,855,000
                                                                                                                  -------------
    OREGON 0.8%
(a) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily
       VRDN and Put, 0.25%, 8/15/37                                                                   1,500,000       1,500,000
                                                                                                                  -------------
    PENNSYLVANIA 2.5%
(a) Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and
       Put, 0.20%, 7/01/34                                                                            2,000,000       2,000,000
(a) Emmaus General Authority Revenue, Local Government, Series B-29, Weekly VRDN and
       Put, 0.24%, 3/01/24                                                                            1,000,000       1,000,000
(a) Pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family
       University Project, Weekly VRDN and Put, 0.23%, 8/01/38                                        2,000,000       2,000,000
                                                                                                                  -------------
                                                                                                                      5,000,000
                                                                                                                  -------------
    TEXAS 7.9%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, Weekly VRDN and
       Put, 0.23%, 9/15/26                                                                            5,300,000       5,300,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue, University
       of Dallas Project, Weekly VRDN and Put, 0.25%, 8/01/38                                         6,400,000       6,400,000
(a) University of Texas Permanent University Fund Revenue, System, Series A, Weekly
       VRDN and Put, 0.16%, 7/01/38                                                                   4,000,000       4,000,000
                                                                                                                  -------------
                                                                                                                     15,700,000
                                                                                                                  -------------
    VIRGINIA 0.5%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2, Weekly VRDN
       and Put, 0.18%, 11/01/25                                                                       1,055,000       1,055,000
                                                                                                                  -------------
    WASHINGTON 2.6%
(a) Vancouver Housing Authority Revenue, Pooled Housing, Refunding, Weekly VRDN and
       Put, 0.27%, 12/01/38                                                                           2,900,000       2,900,000

Franklin Tax-Exempt Money Fund

(a) Washington State Housing Finance Commission Nonprofit Housing Revenue,                         $  1,000,000   $   1,000,000
       Rockwood Retirement Program, Series A, Daily VRDN and Put, 0.32%, 1/01/30
(a) Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent de Paul
       Project, Series A, Weekly VRDN and Put, 0.22%, 2/01/31                                         1,200,000       1,200,000
                                                                                                                  -------------
                                                                                                                      5,100,000
                                                                                                                  -------------
    WISCONSIN 1.9%
(a) Wisconsin State Health and Educational Facilities Authority
       Revenue, Edgewood College, Daily VRDN and Put, 0.20%, 10/01/31                                   500,000         500,000
       Meriter Hospital Inc., Series B, Daily VRDN and Put, 0.20%, 12/01/26                           3,300,000       3,300,000
                                                                                                                  -------------
                                                                                                                      3,800,000
                                                                                                                  -------------
TOTAL INVESTMENTS (COST $199,253,268) 100.7%                                                                        199,253,268
OTHER ASSETS, LESS LIABILITIES (0.7)%
                                                                                                                     (1,454,344)
                                                                                                                  -------------
Net Assets 100.0%                                                                                                 $ 197,798,924
                                                                                                                  =============

ABBREVIATIONS
Selected Portfolio

1915 Act Improvement Bond Act of 1915
AD     Assessment District
BAN    Bond Anticipation Note
CDA    Community Development Authority/Agency
EDA    Economic Development Authority
FNMA   Federal National Mortgage Association
GO     General Obligation
HDC    Housing Development Corp.
HFA    Housing Finance Authority/Agency
HFAR   Housing Finance Authority Revenue
IDA    Industrial Development Authority/Agency
IDAR   Industrial Development Authority Revenue
MF     Multi-Family
MFHR   Multi-Family Housing Revenue
MFMR   Multi-Family Mortgage Revenue
MFR    Multi-Family Revenue
MTA    Metropolitan Transit Authority
NATL   National Public Financial Guarantee Corp.
PCR    Pollution Control Revenue
RAN    Revenue Anticipation Note
TRAN   Tax and Revenue Anticipation Note

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

FRANKLIN TAX-EXEMPT MONEY FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

Effective August 26, 2009, the Franklin New York Tax-Exempt Money Fund merged into the Fund.

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At October 31, 2009, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At October 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through December 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND


By /s/LAURA F. FERGERSON
  --------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  December 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  December 28, 2009



By /s/GASTON GARDEY
  ----------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  December 28, 2009